Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

Property and equipment consist of the following (in thousands):

	December 31, 2016	September 30, 2017
Gaming equipment	$108,635	$125,082
Other property and equipment	13,900	16,325
Less: Accumulated depreciation	(54,609)	(65,946)

Total property and equipment, net	$67,926	$75,461

Property and equipment, net consist of the following (in thousands):

	December 31, 2015	December 31, 2016
Gaming equipment	$89,361	$108,635
Other property and equipment	14,976	13,900
Less: Accumulated depreciation	(37,638)	(54,609)

Total property and equipment, net	$66,699	$67,926